Other Expenses	12 Months Ended
Dec. 31, 2015
Other Expenses [Abstract]
Other Expenses

14. Other Expenses

The components of other expenses for the past two years are as follows:

	For the years ended December 31,
(In thousands)	2015	2014
Travel, entertainment, training and recruiting	$698	$584
Director fees	437	359
Insurance	333	335
Stationery and supplies	256	250
Retail losses	143	56
Other	289	217
Total other expenses	$2,156	$1,801